Contract Assets and Liabilities - Schedule of Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Contract Assets and Liabilities [Abstract]
Contract assets	$ 19,489	$ 24,969
Less: Allowance for expected credit losses	(790)
Total contract assets	18,699	24,969
Contract liabilities	$ 283	$ 630